HYP-Q3

Quarterly Report
October 31, 2025
MFS®  High Yield Pooled Portfolio

Portfolio of Investments
10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 3.1%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$1,917,000	$1,968,832
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	664,608
Bombardier, Inc., 7.5%, 2/01/2029 (n)		455,000	474,015
Bombardier, Inc., 8.75%, 11/15/2030 (n)		404,000	435,715
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,133,000	1,202,589
Bombardier, Inc., 7%, 6/01/2032 (n)		500,000	524,945
Bombardier, Inc., 6.75%, 6/15/2033 (n)		1,332,000	1,398,264
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,411,000	1,438,835
TransDigm, Inc., 4.625%, 1/15/2029		1,602,000	1,575,724
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	891,597
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,753,000	2,858,200
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,116,000	3,176,238
			$16,609,562
Automotive – 3.4%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$2,941,000	$2,715,390
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		756,000	758,248
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		1,420,000	1,422,000
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		944,000	978,626
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,119,267
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$481,000	492,150
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		1,602,000	1,554,673
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		1,941,000	1,653,515
Forvia SE, 6.75%, 9/15/2033 (n)		1,396,000	1,416,063
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		1,281,000	1,340,518
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,462,000	1,556,631
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028 (n)		799,000	798,409
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		1,512,000	904,161
Wabash National Corp., 4.5%, 10/15/2028 (n)		1,889,000	1,664,809
			$18,374,460
Broadcasting – 2.7%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$1,903,000	$1,975,010
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,355,000	1,218,199
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,302,000	1,308,414
Gray Media, Inc., 7.25%, 8/15/2033 (n)		943,000	923,262
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		1,993,000	1,898,905
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		1,119,000	1,011,773
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,770,000	1,803,789
Univision Communications, Inc., 8%, 8/15/2028 (n)		992,000	1,021,208
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		1,796,000	1,836,958
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		629,000	641,157
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		1,091,000	875,778
			$14,514,453
Brokerage & Asset Managers – 1.8%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$1,276,000	$1,388,356
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		445,000	448,655
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,278,000	1,279,353
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	827,469
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		3,819,000	3,886,123
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		307,000	317,160
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		1,550,000	1,590,210
			$9,737,326

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 3.9%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,773,000	$1,854,694
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		952,000	999,554
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		1,550,000	1,178,176
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		714,000	658,824
Knife River Corp., 7.75%, 5/01/2031 (n)		1,364,000	1,428,883
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		955,000	871,084
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		1,440,000	1,506,600
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		590,000	605,607
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,594,000	1,546,656
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		652,000	652,154
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		2,534,000	2,583,659
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		3,214,000	3,333,599
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		2,156,000	2,156,021
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)(w)		1,549,000	1,566,895
			$20,942,406
Business Services – 2.9%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	876,000	$1,077,385
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$1,893,000	1,853,177
CACI International, Inc., 6.375%, 6/15/2033 (n)		1,998,000	2,077,361
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		1,584,000	1,544,986
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,568,000	1,567,184
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		1,887,000	1,886,329
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		1,537,000	1,571,931
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		1,832,000	1,892,151
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		2,324,000	2,414,345
			$15,884,849
Cable TV – 4.4%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,308,000	$1,033,333
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		5,475,000	5,205,986
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		3,482,000	3,264,076
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		2,150,000	1,782,936
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,290,000	483,410
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		775,000	476,711
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		710,000	705,841
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		512,000	509,892
DISH DBS Corp., 5.125%, 6/01/2029		1,646,000	1,420,954
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,356,000	1,427,574
EchoStar Corp., 10.75%, 11/30/2029		1,741,355	1,917,013
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		1,422,664	1,468,061
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,579,000	1,409,375
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		2,906,000	2,571,457
			$23,676,619
Chemicals – 2.8%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$1,865,000	$1,942,982
Chemours Co., 4.625%, 11/15/2029 (n)		2,071,000	1,817,325
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		300,000	287,383
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		2,222,000	1,508,916
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,728,000	2,025,960
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$1,377,000	1,401,281
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		637,000	654,173
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,322,000	2,301,534
SNF Group SACA, 3.375%, 3/15/2030 (n)		2,468,000	2,282,851
Tronox, Inc., 4.625%, 3/15/2029 (n)		474,000	291,405
Tronox, Inc., 9.125%, 9/30/2030 (n)		628,000	573,022
			$15,086,832

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 2.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$2,207,000	$2,296,836
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		492,000	508,895
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		2,206,000	2,318,096
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		1,242,000	1,244,845
Fair Isaac Corp., 6%, 5/15/2033 (n)		2,283,000	2,323,857
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		1,975,000	1,950,312
			$10,642,841
Computer Software - Systems – 1.3%
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		$703,000	$667,850
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		505,000	477,225
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		2,048,000	2,049,151
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		585,000	606,488
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,107,000	1,061,984
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		2,062,000	2,136,958
			$6,999,656
Conglomerates – 1.5%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,297,000	$1,342,311
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,724,000	1,772,325
Gates Corp., 6.875%, 7/01/2029 (n)		1,264,000	1,312,297
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		1,638,000	1,692,285
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		1,927,000	1,971,882
			$8,091,100
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,941,000	$1,984,711
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		609,000	606,633
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,037,000	1,005,940
New Home Co., 8.5%, 11/01/2030 (n)		1,377,000	1,424,945
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,360,000	1,328,253
			$6,350,482
Consumer Products – 3.4%
Acushnet Co., 7.375%, 10/15/2028 (n)		$1,679,000	$1,741,804
Amer Sports Co., 6.75%, 2/16/2031 (n)		1,517,000	1,579,124
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,456,000	1,019,099
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,536,000	1,635,951
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		1,346,000	1,291,919
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		932,000	900,360
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		739,000	577,270
Newell Brands, Inc., 6.375%, 5/15/2030		1,708,000	1,622,600
Newell Brands, Inc., 6.625%, 5/15/2032		1,111,000	1,044,340
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	809,000	967,641
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$861,000	886,786
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		2,228,000	2,246,807
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		1,456,000	1,451,429
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,591,000	1,476,011
			$18,441,141
Consumer Services – 2.9%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$838,000	$859,702
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		1,487,000	1,548,288
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		654,000	712,112
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,006,000	1,954,428
Garda World Security Corp., 8.375%, 11/15/2032 (n)		2,014,000	2,049,203
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		2,181,000	2,228,720
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,340,000	1,233,531
Service Corp. International, 5.75%, 10/15/2032		3,137,000	3,182,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	$1,365,000	$1,281,843
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	687,000	712,795
		$15,763,275
Containers – 1.0%
Ball Corp., 6%, 6/15/2029	$1,313,000	$1,345,108
Ball Corp., 2.875%, 8/15/2030	2,575,000	2,354,312
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,578,000	1,581,227
		$5,280,647
Electronics – 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,301,000	$1,377,698
Energy - Independent – 4.2%
Baytex Energy Corp., 8.5%, 4/30/2030 (n)	$1,394,000	$1,429,052
Chord Energy Corp., 6%, 10/01/2030 (n)	476,000	477,133
Chord Energy Corp., 6.75%, 3/15/2033 (n)	1,701,000	1,737,027
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	328,000	338,901
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	646,000	667,863
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	1,305,000	1,341,611
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,630,000	1,699,511
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,446,000	2,424,817
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,066,000	2,109,420
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,166,000	1,141,586
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	2,138,000	2,167,729
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,223,000	1,246,302
Matador Resources Co., 6.5%, 4/15/2032 (n)	624,000	629,750
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,284,000	1,285,122
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,151,000	1,194,108
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	478,000	486,332
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	1,217,000	1,151,718
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	1,373,000	1,370,196
		$22,898,178
Entertainment – 2.7%
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)	$1,600,000	$1,499,783
Life Time, Inc., 6%, 11/15/2031 (n)	2,119,000	2,148,772
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	1,433,000	1,459,471
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	2,068,000	2,100,763
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	1,124,000	1,154,979
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	2,680,000	2,721,328
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	1,233,000	1,253,427
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,069,000	2,066,962
		$14,405,485
Financial Institutions – 7.5%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$1,932,318	$1,932,892
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	2,398,000	2,528,144
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	690,000	721,714
Bread Financial Holdings, Inc., 6.75%, 5/15/2031 (n)(w)	1,548,000	1,558,592
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	861,000	902,941
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,365,344
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	1,103,000	1,113,174
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,441,000	1,513,050
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	684,000	727,110
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,995,000	1,996,474
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,205,000	1,280,601
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,607,000	1,654,471
goeasy Ltd., 6.875%, 2/15/2031 (n)	789,000	771,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	$1,622,000	$1,627,758
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	670,447
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,945,000	2,016,481
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	1,663,000	1,627,879
OneMain Finance Corp., 6.625%, 5/15/2029	1,699,000	1,747,180
OneMain Finance Corp., 5.375%, 11/15/2029	1,272,000	1,261,927
OneMain Finance Corp., 7.5%, 5/15/2031	972,000	1,015,285
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	3,761,000	3,890,519
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	1,165,000	1,227,272
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)	1,217,000	1,262,314
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,147,000	1,183,134
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	1,411,000	1,469,881
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	493,596
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	1,260,000	1,327,433
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,533,000	1,568,800
		$40,455,456
Food & Beverages – 2.9%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$892,000	$941,483
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,071,000	1,152,469
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,381,000	1,381,295
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,171,000	1,202,263
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,969,000	2,878,572
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	1,165,000	1,178,646
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	2,338,000	2,273,680
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,634,000	2,604,861
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	739,000	748,730
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	1,450,000	1,454,879
		$15,816,878
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$1,555,000	$1,618,254
Gaming & Lodging – 3.3%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$3,560,000	$3,570,943
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,263,000	3,258,288
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,776,000	1,636,173
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	806,000	826,173
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	1,261,000	1,271,278
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,314,000	2,274,453
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,155,000	2,152,918
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	694,000	699,356
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,553,000	1,552,565
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	539,000	578,817
		$17,820,964
Industrial – 1.2%
AECOM, 6%, 8/01/2033 (n)	$2,454,000	$2,518,442
APi Escrow Corp., 4.75%, 10/15/2029 (n)	2,930,000	2,871,027
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	1,277,000	1,288,425
		$6,677,894
Insurance - Property & Casualty – 3.5%
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	$442,000	$437,586
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	511,000	528,516
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	2,097,000	2,150,599
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	871,000	868,586
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,564,000	1,619,910
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	1,006,000	1,031,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	$883,000	$900,076
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	636,000	614,243
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	1,581,000	1,628,906
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	2,112,000	2,167,259
Hub International Ltd., 5.625%, 12/01/2029 (n)	482,000	480,562
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,042,000	2,131,844
Hub International Ltd., 7.375%, 1/31/2032 (n)	1,005,000	1,041,604
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	3,069,000	3,171,741
		$18,773,072
Interactive Media Services – 0.5%
Snap, Inc., 6.875%, 3/01/2033 (n)	$2,086,000	$2,133,237
Snap, Inc., 6.875%, 3/15/2034 (n)	483,000	491,644
		$2,624,881
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$1,370,000	$1,439,801
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,289,000	3,432,496
		$4,872,297
Medical & Health Technology & Services – 3.8%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$1,381,000	$1,427,628
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,529,880
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	874,000	734,349
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,842,000	3,601,404
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,854,000	1,933,789
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,937,377
Encompass Health Corp., 4.625%, 4/01/2031	599,000	584,342
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)	464,000	445,458
IQVIA, Inc., 5%, 5/15/2027 (n)	1,263,000	1,262,598
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,915,000	1,988,819
IQVIA, Inc., 6.25%, 6/01/2032 (n)	777,000	809,841
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	1,242,000	1,306,634
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,410,000	1,450,766
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,732,000	1,763,713
		$20,776,598
Medical Equipment – 1.3%
Insulet Corp., 6.5%, 4/01/2033 (n)	$1,990,000	$2,073,282
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	929,540
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,289,000	2,280,289
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,644,000	1,691,270
		$6,974,381
Metals & Mining – 2.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,667,640
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	787,000	804,702
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	2,743,000	2,654,873
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	2,310,000	2,422,049
Mineral Resources Ltd., 7%, 4/01/2031 (n)	465,000	481,393
Novelis, Inc., 4.75%, 1/30/2030 (n)	1,990,000	1,923,492
Novelis, Inc., 6.875%, 1/30/2030 (n)	1,032,000	1,071,259
Novelis, Inc., 3.875%, 8/15/2031 (n)	900,000	824,688
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)	901,009	513,653
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,556,000	1,645,100
		$14,008,849

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 6.0%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$1,527,000	$1,593,701
Buckeye Partners LP, 5.85%, 11/15/2043		575,000	539,509
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		1,985,000	2,071,800
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		901,000	914,076
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		2,545,000	2,659,006
NuStar Logistics LP, 6.375%, 10/01/2030		1,882,000	1,960,028
Prairie Acquiror LP, 9%, 8/01/2029 (n)		1,540,000	1,580,619
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		887,000	928,372
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		1,711,000	1,764,123
Sunoco LP, 7.25%, 5/01/2032 (n)		2,282,000	2,405,828
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		2,838,000	2,820,893
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		750,000	772,121
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		405,000	401,886
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		1,164,000	1,217,719
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,437,000	1,480,290
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		1,684,000	1,812,427
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,945,000	1,996,807
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		2,081,000	1,945,040
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		600,000	659,819
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		1,557,000	1,630,884
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		1,407,000	1,490,169
			$32,645,117
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$618,392
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		1,582,000	1,597,936
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,107,000	2,138,396
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	533,977
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		691,000	853,122
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	701,527
			$6,443,350
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$2,004,000	$1,904,370
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,419,000	2,498,440
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,544,000	1,610,248
			$6,013,058
Pharmaceuticals – 0.9%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,595,000	$1,667,269
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,365,000	1,242,150
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	574,676
Grifols S.A., 7.125%, 5/01/2030	EUR	1,111,000	1,345,441
			$4,829,536
Pollution Control – 0.8%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$1,111,000	$1,135,436
GFL Environmental, Inc., 4%, 8/01/2028 (n)		1,370,000	1,340,205
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		896,000	937,329
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	1,008,476
			$4,421,446
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$2,050,000	$2,054,164
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,351,000	1,345,942
New Gold, Inc., 6.875%, 4/01/2032 (n)		1,715,000	1,793,459
			$5,193,565

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		$1,212,000	$1,269,792
MPT Operating Partnership LP/MPT Financial Corp., REIT, 4.625%, 8/01/2029		703,000	574,781
			$1,844,573
Real Estate - Other – 1.7%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,719,000	$1,669,589
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,699,000	2,783,052
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	330,220
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		2,477,000	2,511,955
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,976,000	1,931,601
			$9,226,417
Restaurants – 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,160,003
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,376,000	1,300,854
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		2,001,000	1,854,812
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,220,000	1,241,681
			$6,557,350
Retailers – 1.9%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$1,651,000	$1,772,622
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		108,000	107,992
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		1,649,000	1,737,653
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,247,000	1,233,543
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	810,000	826,776
Parkland Corp., 4.625%, 5/01/2030 (n)		$2,031,000	1,970,421
Parkland Corp., 6.625%, 8/15/2032 (n)		791,000	807,537
Penske Automotive Group Co., 3.75%, 6/15/2029		1,861,000	1,788,060
			$10,244,604
Specialty Stores – 1.0%
Carvana Co., 9%, 6/01/2031 (n)		$3,268,450	$3,636,932
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		837,000	781,575
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,190,000	1,044,225
			$5,462,732
Supermarkets – 1.2%
Albertsons Cos. LLC/Safeway, Inc., 5.5%, 3/31/2031 (n)(w)		$291,000	$293,300
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		3,577,000	3,676,923
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		2,342,000	2,452,095
			$6,422,318
Telecommunications - Wireless – 0.8%
Altice France S.A., 9.5%, 11/01/2029 (n)		$739,296	$753,247
Altice France S.A., 6.875%, 10/15/2030 (n)		1,611,049	1,575,553
Altice France S.A., 6.5%, 3/15/2032 (n)		552,161	528,668
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	181,800	221,288
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,478,000	1,570,285
			$4,649,041
Telephone Services – 1.0%
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		$1,292,820	$1,158,286
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		845,660	866,198
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		813,093	835,374
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		1,567,000	1,466,596
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		1,178,000	1,103,225
			$5,429,679

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$2,030,000	$2,149,382
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	1,596,000	$1,881,833
Utilities - Electric Power – 3.8%
Calpine Corp., 4.5%, 2/15/2028 (n)		$1,022,000	$1,019,508
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		2,083,000	1,928,939
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		463,000	476,890
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		1,238,000	1,251,632
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		1,230,000	1,238,672
NRG Energy, Inc., 6%, 1/15/2036 (n)		2,397,000	2,438,259
PG&E Corp., 5.25%, 7/01/2030		2,838,000	2,808,500
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		858,000	882,474
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		1,244,000	1,275,659
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		778,000	805,777
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		517,000	513,653
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,918,000	1,910,917
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		425,000	407,705
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		1,118,000	1,093,474
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		1,411,000	1,451,449
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		448,000	468,732
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		391,000	410,244
			$20,382,484
Total Bonds			$529,293,019
Common Stocks – 0.1%
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		3,300	$494,373

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	42,350	$18,638

Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.12% (v)	9,698,087	$9,700,027

Other Assets, Less Liabilities – 0.4%		2,151,163
Net Assets – 100.0%		$541,657,220

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,700,027 and
$529,806,030, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $483,831,899, representing 89.3% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/10/21-12/19/24	$899,880	$513,653
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	11,532,850	EUR	9,887,560	State Street Corp.	1/16/2026	$88,115
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$494,373	$494,373
United Kingdom	—	18,638	—	18,638
U.S. Corporate Bonds	—	446,781,289	—	446,781,289
Foreign Bonds	—	82,511,730	—	82,511,730
Investment Companies	9,700,027	—	—	9,700,027
Total	$9,700,027	$529,311,657	$494,373	$539,506,057
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$88,115	$—	$88,115
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/25	$750,981
Change in unrealized appreciation or depreciation	280,130
Partial liquidation proceeds	(536,738)
Balance as of 10/31/25	$494,373
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2025 is $280,130. At October 31,
2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,373,051	$120,586,848	$119,257,977	$(2,159)	$264	$9,700,027

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$420,485	$—